Cash and Cash Equivalents (Details)	Sep. 30, 2019 USD ($)	Sep. 30, 2019 EUR (€)	Jun. 30, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Sep. 30, 2018 EUR (€)	Jun. 30, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Cash and Cash Equivalents.
Cash at banks	$ 35,166,000
Total cash and cash equivalents	$ 74,792,000	€ 74,792,000	€ 82,464,000	€ 105,580,000	€ 113,716,000	€ 32,968,000	€ 48,099,000